Nature of the Business	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Nature of the Business

NOTE 1 – NATURE OF THE BUSINESS

4D Pharma plc (the “Company”) and its subsidiary undertakings were established with the mission of leveraging the deep and varied interactions between the human body and the gut microbiome – the trillions of bacteria that colonize the human gastrointestinal tract – to develop an entirely novel class of drug: Live Biotherapeutics. The Company is focused on understanding how individual strains of bacteria function and how their interactions with the human host can be exploited to treat particular diseases, from cancer to asthma to conditions of the central nervous system.

The Company is incorporated in England and Wales and its operations are largely undertaken in Europe. The Company’s common stock are listed on the Alternative Investment Market of the London Stock Exchange (“AIM”).

Merger Agreement

As discussed further in Note 14, on March 22, 2021 the Company completed a merger with Longevity Acquisition Corporation (NASDAQ: LOAC) a publicly-traded special purpose acquisition company (“SPAC”). Shareholders of LOAC received American Depositary Shares (“ADSs”) of the Company, and LOAC became a wholly-owned subsidiary of the Company.

Transaction Details

At closing, LOAC merged with and into Dolphin Merger Sub Limited (“Merger Sub”), a new wholly owned subsidiary of the Company, with Merger Sub continuing as the surviving company. Each of LOAC’s common shares issued and outstanding prior to the effective time of the merger (excluding shares held by the Company and LOAC and dissenting shares, if any) were automatically converted into the right to receive certain per share merger consideration (as defined below), and each warrant to purchase LOAC’s ordinary shares and right to receive LOAC’s ordinary shares that were outstanding immediately prior to the effective time of the merger was assumed by the Company and automatically converted into a warrant to purchase common stock of the Company and a right to receive common stock of the Company, payable in Company ADSs, respectively. The per share merger consideration consisted of 7.5315 common shares of the Company, payable in Company ADSs (each ADS representing 8 ordinary shares), for each issued and outstanding ordinary shares of LOAC. LOAC had cash and cash equivalents of $11.6 million at the time of the merger after paying all of its debtors.

Immediately following the consummation of the merger, the shareholders of LOAC collectively own approximately 13.1% of outstanding ordinary shares of the combined entity based on the issued share capital of 4D Pharma and Longevity prior to consummation of the merger.

Concurrently with the completion of the merger, on March 22, 2021, the Company raised £18.0 million ($25.0 million) through the issuance of 16,367,332 common shares at a share price of £1.10 or ($1.53) per share.

Liquidity and capital resources

Since inception, the Company has incurred net losses and negative cash flows from operations. During the year ended December 31, 2020, the Company incurred a net loss of $30.5 million and used $27.3 million of cash in operations. As of December 31, 2020, the Company had an accumulated deficit of $148.2 million. Management expects to incur additional operating losses in the future as the Company continues to further develop, seek regulatory approval for and, if approved, commence commercialization of its product candidates.

As of December 31, 2020, the Company’s cash and cash equivalents were $12.0 million. The Company expects that its existing cash and cash equivalents, including the cash received in the merger with LOAC, the sale of its common shares and the receipt from an overdraft facility, all in March 2021 (See Note 14 for further information), will be sufficient to satisfy its working capital needs, capital asset purchases, outstanding commitments and other liquidity requirements associated with our existing operations through the next 12 months following the date of the issuance of these consolidated financial statements.

The Company has historically financed its operations primarily through the sale of common stock. The Company intends to continue to raise additional capital through sales of common stock, but there can be no assurance that these funds will be available or that they are readily available at terms acceptable to the Company or in an amount sufficient to enable the Company to continue its development and commercialization of its products or sustain operations in the future.